Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income/(loss)	$ 152.4	$ (22.8)
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Share compensation expense	5.2	2.9
Accretion, amortization and depreciation	(5.6)	(10.6)
Net realized and unrealized gain on investments	(23.3)	(12.6)
Deferred tax expense/(benefit)	6.6	(18.0)
Net changes in assets and liabilities:
Accrued investment income	(1.1)	6.6
Premiums and other receivables	(1,007.3)	(764.3)
Amounts due from The Fidelis Partnership	(66.0)	(68.3)
Deferred reinsurance premiums	(448.7)	(457.3)
Reinsurance balances recoverable on paid losses	147.0	(29.5)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(162.7)	36.3
Deferred policy acquisition costs	(378.7)	(295.1)
Other assets	116.4	(20.6)
Reserves for losses and loss adjustment expenses	288.8	(655.0)
Unearned premiums	1,247.2	1,038.3
Reinsurance balances payable	162.7	371.1
Amounts due to The Fidelis Partnership	187.6	103.8
Other liabilities	27.0	2.8
Net cash provided by/(used in) operating activities	247.5	(792.3)
Investing activities
Purchase of available-for-sale securities	(1,722.9)	(856.4)
Proceeds from maturities of available-for-sale securities	337.4	346.9
Proceeds from sales of available-for-sale securities	992.1	1,310.6
Proceeds from sale of other investments	5.5	0.0
Purchase of other investments	(154.5)	(61.1)
Purchase of fixed assets	(0.6)	(0.4)
Net cash provided by/(used in) investing activities	(543.0)	739.6
Financing activities
Proceeds from issuance of debt, net of issuance costs	0.0	393.3
Dividends on common shares	(25.8)	(22.0)
Repurchase of common shares	(279.5)	(110.8)
Tax paid on withholding shares	(1.6)	(0.2)
Redemption of junior notes	(125.0)	0.0
Repurchase of preferred securities	0.0	(59.6)
Net cash provided by/(used in) financing activities	(431.9)	200.7
Effect of exchange rate changes on foreign currency cash	(3.1)	8.9
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(730.5)	156.9
Cash, restricted cash, and cash equivalents, beginning of period	1,247.6	946.6
Cash, restricted cash, and cash equivalents, end of period	517.1	1,103.5
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	444.3	919.4
Restricted cash and cash equivalents	72.8	184.1
Total cash, cash equivalents and restricted cash	$ 517.1	$ 1,103.5